FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 45,221,538	$ 6,369,320	¥ 58,063,733
Prepayments and other current assets, net	71,366,700	10,051,789	272,461,654	$ 39,503,227	¥ 528,109,288	$ 82,871,871
Amounts due from related parties	¥ 599,573	$ 84,448	¥ 599,574
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 222,795,882	$ 31,380,143	¥ 393,427,225
Investments in subsidiaries and VIE	35,291,289	4,970,674	35,297,395
Total assets	363,725,025	51,229,597	599,106,683	$ 86,862,304	1,310,318,375	$ 205,617,546
Current liabilities:
Amounts due to intercompany	¥ 11,677,348	$ 1,644,720	¥ 21,159,559
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Conversion Feature Derivative Liability	¥ 28,604,920	$ 4,028,919	¥ 51,775,453
Interest payable	273,560	38,530	2,130,283
Total current liabilities	162,853,793	22,937,477	564,162,525
Total liabilities	182,387,956	25,688,806	571,568,330
SHAREHOLDERS' EQUITY
Additional paid-in capital	4,471,155,899	629,749,137	4,371,228,191
Statutory reserves	7,326,560	1,031,924	7,326,560
Accumulated other comprehensive loss	(11,742,209)	(1,653,856)	(12,527,540)
Accumulated deficit	(4,356,786,236)	(613,640,507)	(4,378,321,226)
Total shareholders' equity	206,273,154	29,052,965	45,309,203
Total liabilities and shareholders' equity	363,725,025	51,229,597	599,106,683
Parent Company
Current assets:
Cash and cash equivalents	12,437,710	1,751,815	18,704,249	$ 2,634,438	¥ 12,243,809		¥ 8,545,918
Amounts due from related parties	2,530,726,440	356,445,364	2,378,886,528
Total current assets	2,543,164,150	358,197,179	2,397,590,777
Investments	8,193,609	1,154,046	8,199,715
Investments in subsidiaries and VIE	(2,031,984,238)	(286,198,994)	(2,150,220,191)
Total assets	519,373,521	73,152,231	255,570,301
Current liabilities:
Amounts due to intercompany	215,005,511	30,282,893	78,728,877
Accrued expenses and other current liabilities	4,342,563	611,638	18,772,708
Warrants	28,604,920	4,028,919	51,775,453
Bond payable	49,932,651	7,032,867	60,984,058
Total current liabilities	297,885,645	41,956,317	210,261,096
Bond payable	16,746,100	2,358,639
Total liabilities	314,631,745	44,314,956	210,261,096
SHAREHOLDERS' EQUITY
Additional paid-in capital	4,471,155,899	629,749,137	4,371,228,191
Statutory reserves	7,326,560	1,031,924	7,326,560
Accumulated other comprehensive loss	(11,742,209)	(1,653,856)	(12,527,539)
Accumulated deficit	(4,358,317,614)	(613,856,197)	(4,378,321,225)
Total shareholders' equity	204,741,776	28,837,275	45,309,205
Total liabilities and shareholders' equity	519,373,521	73,152,231	255,570,301
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	95,375,351	13,433,337	56,659,429
Class A ordinary shares | Parent Company
SHAREHOLDERS' EQUITY
Ordinary shares	95,375,351	13,433,337	56,659,429
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	943,789	132,930	943,789
Class B ordinary shares | Parent Company
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 943,789	$ 132,930	¥ 943,789